                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                SEPERATE ACCOUNT VUL

                                 DECEMBER 31, 1997
                                   ANNUAL REPORT

                            SEPARATE ACCOUNT VUL FUNDING
                     EQUIBUILDER-TM- FLEXIBLE PREMIUM VARIABLE
                              LIFE INSURANCE POLICIES

                            Principal office located at:

                                 #1 Franklin Square
                            Springfield, Illinois  62713

                       ANNUAL REPORT DATED DECEMBER 31, 1997

-------------------------------------------------------------------------------
                                 DECEMBER 31, 1997

                                   ANNUAL REPORT
-------------------------------------------------------------------------------

                               THE HUDSON RIVER TRUST

                            PRINCIPAL OFFICE LOCATED AT:

                                   1755 Broadway
                             New York, New York  10019

                       ANNUAL REPORT DATED DECEMBER 31, 1997

--------------------------------------------------------------------------------
The Annual Report of Separate Account VUL is prepared and provided by The American Franklin Life Insurance Company. The Annual Report of The Hudson River Trust is prepared by The Hudson River Trust.
--------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                                             COMMON          MONEY                     AGGRESSIVE        HIGH
                                             STOCK          MARKET       BALANCED        STOCK           YIELD         GLOBAL
                                            DIVISION       DIVISION      DIVISION       DIVISION        DIVISION      DIVISION
                                         ---------------------------------------------------------------------------------------
ASSETS - Investments in the Hudson
     River Trust, at fair value
     (Cost: see below)                   $ 9,240,272      $ 635,050    $ 3,093,726    $ 3,326,873      $ 287,603    $ 1,278,382

LIABILITIES - Due to General Account         (54,931)        (3,651)       (16,565)       (17,025)          (885)        (6,215)
                                         ---------------------------------------------------------------------------------------

NET ASSETS                               $ 9,185,341      $ 631,399    $ 3,077,161    $ 3,309,848      $ 286,718    $ 1,272,167
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------

Unit value, at December 31, 1997         $    314.47      $  140.51    $    206.71    $    349.91      $  269.33    $    237.70
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------

Units outstanding, at December 31, 1997       29,209          4,494         14,886          9,459          1,065          5,352
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------



Cost of Investments                      $ 6,622,053      $ 633,689    $ 2,856,943    $ 3,119,846      $ 271,570    $ 1,053,004
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997


                                             COMMON         MONEY                      AGGRESSIVE        HIGH
                                             STOCK          MARKET       BALANCED        STOCK           YIELD         GLOBAL
                                            DIVISION       DIVISION      DIVISION       DIVISION        DIVISION      DIVISION
                                         --------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends from The Hudson
     River Trust                         $   758,224      $  32,161    $   252,194    $   293,522      $  34,683    $   107,450

Expenses
   Mortality and expense risk charge          60,956          4,582         21,848         24,242          1,811          9,178
                                         --------------------------------------------------------------------------------------
Net investment income                        697,268         27,579        230,346        269,280         32,872         98,272

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss)                  194,024           (587)        16,127         81,700          1,465         28,841
   Net unrealized appreciation
    (depreciation):

       Beginning of year                   1,624,090         (3,649)       125,321        322,346          7,615        154,518

       End of year                         2,618,219          1,361        236,783        207,027         16,033        225,378
                                         --------------------------------------------------------------------------------------

   Net change in unrealized appreciation
     (depreciation) during the year          994,129          5,010        111,462       (115,319)         8,418         70,860
                                         --------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments               1,188,153          4,423        127,589        (33,619)         9,883         99,701
                                         --------------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations              $ 1,885,421    $    32,002    $   357,935    $   235,661      $  42,755    $   197,973
                                         --------------------------------------------------------------------------------------
                                         --------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE
SEPARATE ACCOUNT VUL
STATEMENTS OF CHANGES IN NET ASSETS


                                             COMMON         MONEY                      AGGRESSIVE        HIGH
                                             STOCK          MARKET       BALANCED        STOCK           YIELD         GLOBAL
                                            DIVISION       DIVISION      DIVISION       DIVISION        DIVISION      DIVISION
FOR THE YEAR ENDED DECEMBER 31, 1997     --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                  $   697,268      $  27,579    $   230,346    $   269,280      $  32,872    $    98,272
  Net realized gain (loss)
    on investments                           194,024           (587)        16,127         81,700          1,465         28,841
  Net change in unrealized appreciation
    (depreciation) on investments            994,129          5,010        111,462       (115,319)         8,418         70,860
                                         --------------------------------------------------------------------------------------
Net increase in net assets
  from operations                          1,885,421         32,002        357,935        235,661         42,755        197,973

FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments             663,142         82,823        369,804        385,137         27,060        126,875
  Transfers for policy related
    transactions                            (864,643)       (69,454)      (363,569)      (379,212)       (18,151)      (224,769)
  Transfers between Separate
    Account VUL's Divisions, net              50,634        (75,902)       (63,152)        79,780         25,832          3,884
                                         --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from policy related transactions          (150,867)       (62,533)       (56,917)        85,705         34,741        (94,010)
                                         --------------------------------------------------------------------------------------

Increase (decrease) in net assets          1,734,554        (30,531)       301,018        321,366         77,496        103,963

Net assets, beginning of year              7,450,787        661,930      2,776,143      2,988,482        209,222      1,168,204
                                         --------------------------------------------------------------------------------------

Net assets, end of year                  $ 9,185,341      $ 631,399    $ 3,077,161    $ 3,309,848      $ 286,718    $ 1,272,167
                                         --------------------------------------------------------------------------------------
                                         --------------------------------------------------------------------------------------


                                             COMMON         MONEY                      AGGRESSIVE        HIGH
                                             STOCK          MARKET       BALANCED        STOCK           YIELD         GLOBAL
                                            DIVISION       DIVISION      DIVISION       DIVISION        DIVISION      DIVISION
FOR THE YEAR ENDED DECEMBER 31, 1996     --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                  $   753,548      $  26,542    $   283,689    $   510,667      $  29,083    $    63,854
  Net realized gain (loss)
    on investments                            84,785           (331)        (1,079)        37,813            296         18,066
  Net change in unrealized appreciation
    (depreciation)  on investments           604,328         (1,180)         6,378        (34,525)         3,732        (32,696)
                                         --------------------------------------------------------------------------------------
Net increase in net assets
  from operations                          1,442,661         25,031        288,988        513,955         33,111         49,224

FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments             767,063         72,284        402,634        391,630         29,802        159,089
  Transfers for policy related
    transactions                            (674,803)       (65,968)      (381,368)      (253,417)       (11,337)       (38,230)
  Transfers between Separate
    Account VUL's Divisions, net             (44,569)        78,626        (44,582)        39,552         17,112          9,951
                                         --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from policy related transactions            47,691         84,942        (23,316)       177,765         35,577        130,810
                                         --------------------------------------------------------------------------------------

Increase in net assets                     1,490,352        109,973        265,672        691,720         68,688        180,034

Net assets, beginning of year              5,960,435        551,957      2,510,471      2,296,762        140,534        988,170
                                         --------------------------------------------------------------------------------------

Net assets, end of year                  $ 7,450,787      $ 661,930    $ 2,776,143    $ 2,988,482      $ 209,222    $ 1,168,204
                                         --------------------------------------------------------------------------------------
                                         --------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established on July 22, 1987 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund, The Hudson River Trust (Trust). The Account's financial statements should be read in conjunction with the financial statements of the Trust. The Account commenced operations on January 5, 1990.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder-TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct. New Policies are no longer being issued.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Trust are carried at fair value. Investments in shares of the Trust are valued at the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.
     Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $1,036,000 and $983,000 in 1997 and 1996, respectively.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:


FOR THE YEAR ENDED DECEMBER 31, 1997

                                             COMMON          MONEY                     AGGRESSIVE        HIGH
                                             STOCK          MARKET       BALANCED        STOCK           YIELD         GLOBAL
                                            DIVISION       DIVISION      DIVISION       DIVISION        DIVISION      DIVISION
                                         ---------------------------------------------------------------------------------------
Unit value, beginning of year            $    252.88      $  134.27    $    183.79    $    326.62      $  227.84    $    217.07
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------

Unit value, end of year                  $    314.47      $  140.51    $    206.71    $    349.91      $  269.33    $    237.70
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------

Number of units outstanding,                  29,464          4,930         15,105          9,150            918          5,381
  beginning of year

Net contract purchase payments                 2,366            589          1,900          1,092            109            548

Transfers for policy related                  (2,813)          (477)        (1,766)        (1,029)           (65)          (581)
  transactions

Transfers between Separate
   Account VUL's Divisions, Net                  192           (548)          (353)           246            103              4
                                         ---------------------------------------------------------------------------------------

Number of units outstanding, end of year      29,209          4,494         14,886          9,459          1,065          5,352
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------



5.   REMUNERATION OF MANAGEMENT

     Separate Account VUL incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                            REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL


We have audited the accompanying statement of net assets of Separate Account VUL (comprising, respectively, the Common Stock, Money Market, Balanced, Aggressive Stock, High Yield, and Global Divisions) as of December 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL at December 31, 1997, and the results of their operations for the year then ended, and the changes in net assets for each of the two years then ended in conformity with generally accepted accounting principles.







                                                          /s/ Ernst & Young LLP



Chicago, Illinois
January 30,  1998